UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced

            Government Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Securitized Asset Backed Receivables LLC Trust (a):
Series 2005-OP1, Class M2, (1 mo. LIBOR US + 0.68%), 1.91%, 1/25/35	$677	$664,988
Series 2005-OP2, Class M1, (1 mo. LIBOR US + 0.43%), 1.67%, 10/25/35	1,025	1,012,517
Total Asset-Backed Securities — 1.8%		1,677,505

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.8%
Bank of America Mortgage Trust, Series 2003-J, Class 2A1, 3.45%, 11/25/33 (b)	79	79,005
Bear Stearns ALT-A Trust, Series 2004-13, Class A1, (1 mo. LIBOR US + 0.74%), 1.98%, 11/25/34 (a)	83	82,538
HomeBanc Mortgage Trust, Series 2005-4, Class A1, (1 mo. LIBOR US + 0.27%), 1.51%, 10/25/35 (a)	569	560,048
		721,591
Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	188	41,931
Total Non-Agency Mortgage-Backed Securities — 0.8%		763,522

Preferred Securities
Capital Trust — 2.2%
Electric Utilities — 2.2%
PPL Capital Funding, Inc., Series A, 4.00%, 3/30/67 (c)	2,000	1,965,000
Total Preferred Securities — 2.2%		1,965,000

U.S. Government Sponsored Agency Securities
Agency Obligations — 4.1%
Federal Farm Credit Bank, 4.55%, 6/08/20	3,500	3,760,872
Collateralized Mortgage Obligations — 4.1%
Fannie Mae Mortgage-Backed Securities, Series 2014-28, Class BD, 3.50%, 8/25/43	1,222	1,273,657

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44	$684	$720,160
Ginnie Mae Mortgage-Backed Securities, Series 2006-3, Class C, 5.24%, 4/16/39 (b)	1,707	1,712,713
		3,706,530
Interest Only Collateralized Mortgage Obligations — 1.4%
Fannie Mae Mortgage-Backed Securities:
Series 2012-96, Class DI, 4.00%, 2/25/27	1,108	89,991
Series 2012-M9, Class X1, 4.15%, 12/25/17 (b)	483	101
Series 2012-47, Class NI, 4.50%, 4/25/42	1,206	263,050
Ginnie Mae Mortgage-Backed Securities:
Series 2006-30, Class IO, 2.30%, 5/16/46 (b)	298	20,029
Series 2009-78, Class SD, (1 mo. LIBOR + 6.20%), 4.96%, 9/20/32 (a)	1,236	197,911
Series 2009-116, Class KS, (1 mo. LIBOR + 6.47%), 5.24%, 12/16/39 (a)	365	53,217
Series 2011-52, Class NS, (1 mo. LIBOR + 6.67%), 5.44%, 4/16/41 (a)	3,468	625,970
		1,250,269
Mortgage-Backed Securities — 49.2%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/28	4,895	4,959,286
3.00%, 6/01/42 - 4/01/43	6,045	6,097,882
3.50%, 8/01/26 - 8/01/44	10,214	10,615,488
4.00%, 4/01/24 - 2/01/41	8,801	9,306,117
4.50%, 4/01/39 - 8/01/40	5,990	6,487,767
5.00%, 11/01/33 - 2/01/40	3,253	3,594,356
5.50%, 10/01/23 - 9/01/36	2,742	3,067,072
6.00%, 2/01/36 - 3/01/38	501	569,681
Freddie Mac Mortgage-Backed Securities, 4.50%, 5/01/34	152	163,345
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	5	5,406
		44,866,400
Total U.S. Government Sponsored Agency Securities — 58.8%		53,584,071

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds, 4.38%, 5/15/41	$5,100	$6,523,817
U.S. Treasury Notes:
1.38%, 4/30/20 (d)	13,500	13,432,500
1.50%, 5/31/20	1,300	1,297,156
3.13%, 5/15/21	6,500	6,816,621
2.00%, 11/30/22	3,500	3,506,152
2.00%, 2/15/25	6,000	5,917,969
2.25%, 11/15/25	2,800	2,799,891
1.63%, 2/15/26	900	855,703
Total U.S. Treasury Obligations — 45.2%		41,149,809
Total Long-Term Investments (Cost — $96,800,924) — 108.8%		99,139,907

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91%, (e)(f)	2,472	$2,471,813
Total Short-Term Securities (Cost — $2,471,813) — 2.7%		2,471,813
Options Purchased (Cost — $332,342) — 0.2%		152,894
Total Investments Before Options Written (Cost — $99,605,079) — 111.7%		101,764,614
Options Written (Premiums Received — $490,993) — (0.5)%		(429,883)
Total Investments, Net of Options Written (Cost — $99,114,086) — 111.2%		101,334,731
Liabilities in Excess of Other Assets — (11.2)%		(10,211,106)

Net Assets — 100.0%		$91,123,625

Notes to Schedule of Investments

(a)	Floating rate security. Rate shown is the rate in effect as of period end.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	During the period ended September 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income	Realized Gain(Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,730,899	(1,259,086)	2,471,813	$2,471,813	$24,751	—	—

(f)	Annualized 7-day yield as of period end.

Portfolio Abbreviations

AUD	Australian Dollar	GBP	British Pound	OTC	Over-the-Counter
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	NOK	Norwegian Krone	USD	U.S. Dollar
EUR	Euro	NZD	New Zealand Dollar

2	BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Credit Suisse Securities (USA) LLC	1.22%	9/26/17	Open	$11,528,750	$11,530,463	U.S. Treasury Obligations	Open/Demand
[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description				Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note				(5)	December 2017	$ 588	$4,256

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	226,634	NZD	250,000	Barclays Bank PLC	10/10/17	$1,096
NZD	250,000	CAD	223,927	Barclays Bank PLC	10/10/17	1,074
NZD	315,000	CAD	275,762	Barclays Bank PLC	10/10/17	6,471
NZD	315,000	CAD	276,891	Barclays Bank PLC	10/10/17	5,567
NZD	190,000	CAD	166,563	Goldman Sachs International	10/10/17	3,719
NZD	635,000	CAD	558,015	Goldman Sachs International	10/10/17	11,351
GBP	175,000	USD	228,779	Goldman Sachs International	10/18/17	5,837
JPY	30,988,430	USD	275,000	Barclays Bank PLC	10/18/17	580
USD	230,000	CHF	218,071	Barclays Bank PLC	10/18/17	4,579
USD	362,217	GBP	270,000	Morgan Stanley & Co. International PLC	10/18/17	238
USD	275,000	JPY	30,697,672	Barclays Bank PLC	10/18/17	2,006
USD	275,000	JPY	30,712,632	Barclays Bank PLC	10/18/17	1,873
USD	825,000	JPY	92,766,300	Deutsche Bank AG	10/18/17	30
USD	230,000	JPY	24,726,752	Barclays Bank PLC	10/25/17	10,038
USD	230,000	JPY	24,899,848	Barclays Bank PLC	10/25/17	8,498
SEK	1,858,232	GBP	170,000	Barclays Bank PLC	10/30/17	487
SEK	1,883,111	NOK	1,840,000	Goldman Sachs International	10/30/17	383
EUR	195,000	GBP	171,410	Barclays Bank PLC	12/01/17	1,103
GBP	355,000	NOK	3,587,034	JPMorgan Chase Bank N.A.	12/01/17	25,591
EUR	190,000	GBP	167,772	Citibank N.A.	12/12/17	131
EUR	200,000	JPY	26,580,200	BNP Paribas S.A.	12/12/17	291
GBP	175,000	SEK	1,860,403	Barclays Bank PLC	12/12/17	5,668
NZD	640,000	NOK	3,652,902	Credit Suisse International	12/12/17	2,286
USD	460,000	CHF	432,067	State Street Bank and Trust Co.	12/12/17	11,742

						110,639

CAD	214,328	NZD	240,000	Barclays Bank PLC	10/10/17	(1,545)
CAD	224,497	NZD	255,000	Barclays Bank PLC	10/10/17	(4,228)
CAD	225,136	NZD	250,000	Barclays Bank PLC	10/10/17	(105)
CAD	283,036	NZD	320,000	Barclays Bank PLC	10/10/17	(4,252)
CAD	447,034	NZD	505,000	Credit Suisse International	10/10/17	(6,416)
CAD	205,765	NZD	230,000	Goldman Sachs International	10/10/17	(1,187)

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	250,000	CAD	225,408	Barclays Bank PLC	10/10/17	$(113)
CHF	220,598	USD	230,000	Barclays Bank PLC	10/18/17	(1,968)
GBP	465,000	USD	633,228	Barclays Bank PLC	10/18/17	(9,820)
JPY	30,734,357	USD	275,000	Barclays Bank PLC	10/18/17	(1,680)
JPY	30,849,720	USD	275,000	Barclays Bank PLC	10/18/17	(654)
JPY	30,862,645	USD	275,000	Barclays Bank PLC	10/18/17	(539)
JPY	30,870,647	USD	275,000	Barclays Bank PLC	10/18/17	(468)
USD	231,921	GBP	175,000	Barclays Bank PLC	10/18/17	(2,695)
JPY	25,022,114	USD	230,000	Barclays Bank PLC	10/25/17	(7,410)
JPY	25,176,030	USD	230,000	Barclays Bank PLC	10/25/17	(6,041)
NOK	1,830,000	SEK	1,876,724	Barclays Bank PLC	10/30/17	(854)
NOK	1,815,000	SEK	1,858,150	Citibank N.A.	10/30/17	(455)
NOK	1,795,332	GBP	175,000	Barclays Bank PLC	12/01/17	(9,212)
NOK	1,487,885	GBP	140,000	Credit Suisse International	12/01/17	(880)
AUD	290,000	CAD	283,559	Citibank N.A.	12/12/17	(68)
CAD	566,767	AUD	580,000	Nomura International PLC	12/12/17	(146)
EUR	190,000	JPY	25,462,310	Barclays Bank PLC	12/12/17	(1,606)
NOK	1,789,932	GBP	175,000	Morgan Stanley & Co. International PLC	12/12/17	(9,910)
NOK	1,740,241	NZD	310,000	Credit Suisse International	12/12/17	(4,771)
NOK	3,592,497	NZD	640,000	Toronto-Dominion Bank	12/12/17	(9,882)
SEK	3,625,610	EUR	380,000	Citibank N.A.	12/12/17	(3,920)
SEK	1,882,343	GBP	180,000	Goldman Sachs International	12/12/17	(9,678)

						(100,503)
Net Unrealized Appreciation						$10,136

OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
NZD Currency	Goldman Sachs International	—	10/06/17	CAD	0.92	NZD	5,070	$132
GBP Currency	HSBC Bank USA N.A.	—	10/16/17	USD	1.37	GBP	1,325	1,635
GBP Currency	Morgan Stanley & Co. International PLC	—	10/16/17	NOK	10.90	GBP	1,375	2,589
USD Currency	Deutsche Bank AG	—	10/16/17	CHF	1.00	USD	1,830	479
USD Currency	Morgan Stanley & Co. International PLC	—	10/16/17	JPY	112.00	USD	1,830	17,306
EUR Currency	JPMorgan Chase Bank N.A.	—	10/26/17	AUD	1.51	EUR	1,550	15,135
EUR Currency	JPMorgan Chase Bank N.A.	—	10/26/17	AUD	1.56	EUR	1,550	1,920
NOK Currency	Barclays Bank PLC	—	10/26/17	SEK	1.06	NOK	7,670	298
EUR Currency	HSBC Bank USA N.A.	—	11/14/17	JPY	132.00	EUR	1,555	33,265
CAD Currency	Goldman Sachs International	—	11/29/17	JPY	92.50	CAD	2,295	9,754
EUR Currency	Barclays Bank PLC	—	11/29/17	CAD	1.55	EUR	785	1,470
EUR Currency	JPMorgan Chase Bank N.A.	—	11/29/17	GBP	0.93	EUR	1,560	2,198
								86,181
Put
NZD Currency	Goldman Sachs International	—	10/06/17	CAD	0.87	NZD	5,070	—
GBP Currency	Barclays Bank PLC	—	10/10/17	CAD	1.56	GBP	1,390	—
NZD Currency	UBS AG	—	10/10/17	USD	0.70	NZD	2,545	423
GBP Currency	Goldman Sachs International	—	10/16/17	NOK	10.30	GBP	1,425	701
GBP Currency	Goldman Sachs International	—	10/16/17	USD	1.25	GBP	1,405	—

4	BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

OTC Options Purchased (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
GBP Currency	Morgan Stanley & Co. International PLC	—	10/16/17	NOK	10.20	GBP	1,425	$254
USD Currency	Morgan Stanley & Co. International PLC	—	10/16/17	JPY	110.50	USD	1,830	4,449
EUR Currency	Barclays Bank PLC	—	10/23/17	SEK	9.60	EUR	1,555	9,586
USD Currency	Barclays Bank PLC	—	10/23/17	JPY	107.00	USD	1,830	1,213
GBP Currency	Goldman Sachs International	—	10/26/17	SEK	10.10	GBP	1,415	28
NZD Currency	Goldman Sachs International	—	10/27/17	CAD	0.91	NZD	3,690	41,589
EUR Currency	Morgan Stanley & Co. International PLC	—	11/14/17	NOK	9.15	EUR	1,540	2,712
GBP Currency	Morgan Stanley & Co. International PLC	—	11/29/17	NOK	9.80	GBP	1,435	650
NZD Currency	Citibank N.A.	—	11/29/17	USD	0.69	NZD	2,540	5,108
								66,713
Total								$152,894

OTC Interest Rate Swaptions Written
				Received by the Fund		Paid by the Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate	Frequency	Rate	Frequency	Notional Amount (000)		Value
Call
2-Year Interest Rate Swap, 9/28/17	Citibank N.A.	10/30/17	1.75%	6-Month LIBOR	Quarterly	1.75%	Quarterly	USD	35,000	$(26,028)
5-Year Interest Rate Swap, 9/28/17	Citibank N.A.	10/30/17	2.02%	6-Month LIBOR	Quarterly	2.02%	Quarterly	USD	30,000	(85,549)
10-Year Interest Rate Swap, 9/28/17	Citibank N.A.	10/30/17	2.31%	6-Month LIBOR	Quarterly	2.31%	Quarterly	USD	15,000	(102,884)
30-Year Interest Rate Swap, 9/28/17	Citibank N.A.	10/30/17	2.57%	6-Month LIBOR	Quarterly	2.57%	Quarterly	USD	5,000	(90,584)
Total										$(305,045)

OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
NZD Currency	Goldman Sachs International	—	10/06/17	CAD	0.90	NZD	1,265	$(7,231)
GBP Currency	Goldman Sachs International	—	10/16/17	USD	1.35	GBP	1,405	(6,718)
GBP Currency	HSBC Bank USA N.A.	—	10/16/17	USD	1.39	GBP	1,990	(467)
USD Currency	Deutsche Bank AG	—	10/16/17	JPY	112.00	USD	1,830	(17,736)
EUR Currency	JPMorgan Chase Bank N.A.	—	10/26/17	AUD	1.54	EUR	3,105	(11,340)
USD Currency	Citibank N.A.	—	10/26/17	JPY	115.00	USD	1,830	(4,253)
EUR Currency	HSBC Bank USA N.A.	—	11/14/17	JPY	135.00	EUR	2,335	(20,210)
EUR Currency	JPMorgan Chase Bank N.A.	—	11/29/17	GBP	0.95	EUR	1,560	(667)
								$(68,622)

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
NZD Currency	Goldman Sachs International	—	10/06/17	CAD	0.90	NZD	1,265	(1,325)
GBP Currency	Deutsche Bank AG	—	10/10/17	CAD	1.56	GBP	1,390	—
NZD Currency	UBS AG	—	10/10/17	USD	0.70	NZD	2,545	(415)
GBP Currency	Goldman Sachs International	—	10/16/17	NOK	10.20	GBP	1,425	(250)
GBP Currency	Morgan Stanley & Co. International PLC	—	10/16/17	NOK	10.30	GBP	1,425	(708)
USD Currency	Deutsche Bank AG	—	10/16/17	JPY	110.50	USD	1,830	(4,275)
AUD Currency	JPMorgan Chase Bank N.A.	—	10/23/17	CAD	0.96	AUD	2,335	(3,603)
EUR Currency	Barclays Bank PLC	—	10/23/17	SEK	9.45	EUR	3,105	(4,125)
USD Currency	Barclays Bank PLC	—	10/23/17	JPY	105.00	USD	1,830	(326)
NZD Currency	Deutsche Bank AG	—	10/27/17	CAD	0.91	NZD	3,690	(41,189)
								(56,216)

Total								$(124,838)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

6	BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	BlackRock Enhanced Government Fund, Inc. (EGF)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,677,505	—	$1,677,505
Preferred Securities	—	1,965,000	—	1,965,000
Non-Agency Mortgage-Backed Securities	—	763,522	—	763,522
U.S. Government Sponsored Agency Securities	—	53,584,071	—	53,584,071
U.S. Treasury Obligations	—	41,149,809	—	41,149,809
Short-Term Securities	$2,471,813	—	—	2,471,813
Options Purchased:
Foreign currency exchange contracts	—	152,894	—	152,894

Total	$2,471,813	$99,292,801	—	$101,764,614

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Foreign currency exchange contracts	—	$110,639	—	$110,639
Interest rate contracts	$4,256	—	—	4,256
Liabilities:
Foreign currency exchange contracts	—	(225,341)	—	(225,341)
Interest rate contracts	—	(305,045)	—	(305,045)

Total	$4,256	$(419,747)	—	$(415,491)

[1]    Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, reverse repurchase agreements of $11,530,463 are categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2017	7

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 20, 2017